Supplementary information (Tables)	12 Months Ended
Oct. 31, 2020
Disclosure of Supplementary information [Abstract]
Analysis by Geography
The Group is domiciled in the UK. The Group’s total segmental revenue from external customers by geographical location is detailed below:

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
UK	173.0	206.9	299.6
USA	1,289.8	1,523.0	2,279.8
Germany	218.7	220.7	309.5
Canada	108.0	115.9	178.4
France	101.4	123.3	195.5
Japan	96.9	108.6	145.8
Other	1,013.2	1,050.0	1,345.9
Total	3,001.0	3,348.4	4,754.4

Analysis of Revenue from Contracts with Customers
Analysis of revenue from contracts with customers

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Revenue from contracts with customers	3,001.0	3,348.4	4,754.4

Being:
Recognized over time:
Maintenance revenue	1,920.8	2,051.6	2,818.9
SaaS & other recurring revenue	245.3	278.9	365.1
	2,166.1	2,330.5	3,184.0
Recognized at point in time:
Licence revenue	646.5	800.0	1,206.1
Consulting revenue	188.4	217.9	364.3
	834.9	1,017.9	1,570.4

Total Revenue	3,001.0	3,348.4	4,754.4

Analysis of Revenue by Product
Set out below is an analysis of revenue recognized between the principal Product Portfolios for the 12 months ended October 31 2020 with comparatives:

12 months ended October 31, 2020:

	Licence	Maintenance	SaaS & other recurring	Consulting	Total
	$m	$m	$m	$m	$m
Application Modernization & Connectivity	138.6	321.6	-	10.1	470.3
Application Delivery Management	102.0	439.2	73.9	15.9	631.0
IT Operations Management	175.1	559.4	4.6	113.9	853.0
Security	162.6	416.8	33.6	33.1	646.1
Information Management & Governance	68.2	184.2	133.4	15.4	401.2
Subtotal	646.5	1,921.2	245.5	188.4	3,001.6
Deferred revenue haircut	-	(0.4)	(0.2)	-	(0.6)
Total Revenue	646.5	1,920.8	245.3	188.4	3,001.0

12 months ended October 31, 2019:

	Licence	Maintenance	SaaS & other recurring	Consulting	Total
	$m	$m	$m	$m	$m
Application Modernization & Connectivity	170.9	326.1	-	11.7	508.7
Application Delivery Management	130.3	485.4	87.8	18.2	721.7
IT Operations Management	237.5	645.8	11.0	127.5	1,021.8
Security	185.7	416.7	35.0	43.9	681.3
Information Management & Governance	75.6	183.6	145.9	16.6	421.7
Subtotal	800.0	2,057.6	279.7	217.9	3,355.2
Deferred revenue haircut	-	(6.0)	(0.8)	-	(6.8)
Total Revenue	800.0	2,051.6	278.9	217.9	3,348.4

18 months ended October 31, 2018:

	Licence	Maintenance	SaaS & other recurring	Consulting	Total
	$m	$m	$m	$m	$m
Application Modernization & Connectivity	256.3	497.6	-	17.9	771.8
Application Delivery Management	185.5	646.7	114.1	41.6	987.9
IT Operations Management	363.1	869.9	15.1	192.8	1,440.9
Security	291.6	580.2	41.6	81.4	994.8
Information Management & Governance	117.2	267.2	203.1	32.6	620.1
Subtotal	1,213.7	2,861.6	373.9	366.3	4,815.5
Deferred revenue haircut	(7.6)	(42.7)	(8.8)	(2.0)	(61.1)
Total Revenue	1,206.1	2,818.9	365.1	364.3	4,754.4